ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 207	$ 237
Accounts payable	76	111
Interest payable on borrowings	71	73
Deferred consideration	39	60
LP Unitholders, distributions, preferred limited partnership unit distributions and preferred dividends payable	39	33
Current portion of lease liabilities	15	15
Other	77	61
Total accounts payable and accrued liabilities	$ 524	$ 590